Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 26, 2021
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000022370
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2021
Prospectus Date	rr_ProspectusDate	Oct. 20, 2021